Stockholders' Equity - Black-Scholes Assumptions for Options Granted (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity
Expected Volatility Rate, Minimum		89.00%
Expected Volatility Rate, Maximum		90.00%
Risk-Free Interest Rate, Minimum		4.00%
Risk-Free Interest Rate, Maximum		4.70%
Minimum
Stockholders' Equity
Expected Life (in years)		2 years 9 months
Maximum
Stockholders' Equity
Expected Life (in years)		10 years
Employee Stock Option Member
Stockholders' Equity
Expected Volatility	78.00%
Expected Life (in years)	3 years 3 months
Risk-Free Interest Rate	4.46%